DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended
	Mar. 31, 2013 capital_lease	Dec. 31, 2014 vessel	Dec. 31, 2013	Dec. 31, 2012 vessel	Dec. 31, 2012 vessel
Operating revenues		$ 559,688	$ 517,190	$ 578,361
Loss on sale of assets		(24,620)	(23,558)	(34,759)
Contingent rental expense (income)		4,237	(8,726)	0
Impairment of vessels			103,700	32,000
Net loss from discontinued operations		0	(1,204)	(12,544)
Number of vessels disposed of	1
Number of vessels impaired		1		5
OBO [Member]
Impairment of vessels				27,300
Number of vessels disposed of					2
Number of vessels impaired				4
Number of vessels whose lease was terminated			1	3
Front Rider [Member]
Impairment of vessels				4,900
Front Climber [Member]
Impairment of vessels				4,200
Front Driver [Member]
Impairment of vessels				4,000
Front Guider [Member]
Impairment of vessels				14,200
Discontinued Operations [Member]
Operating revenues		0	1,840	89,747
Loss on sale of assets		0	(847)	(17,946)
Contingent rental expense (income)		0	0	32,156
Impairment of vessels		$ 0	$ 0	$ 27,316